CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)		6 Months Ended		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2022
REVENUES
Total revenues			$ 2,888,482	$ 2,888,482		$ 6,261,091		$ 192,351
COST OF REVENUES
Total cost of revenues			3,833,684	3,833,684		10,826,620		403,384
GROSS PROFIT			(945,202)	(945,202)		(4,565,529)		(211,033)
OPERATING EXPENSES:
General and administrative		$ 1,968,710	884,121	3,816,307		2,914,612		4,225,149
(Recovery of) provision for expected credit losses		(62,132)	349,960	1,131,988		3,273,860
Impairment loss of miners			4,530,587	6,472,266		16,691,803
Impairment loss of long-term investment				2,389,698		610,302		0
Stock compensation expense			42,009	73,230		67,271		1,622,086
Total operating expenses		1,906,578	5,806,677	13,890,591		23,739,111		5,897,698
LOSS FROM OPERATIONS		(1,906,578)	(6,751,879)	(14,835,793)		(28,304,640)		(6,108,731)
OTHER INCOME (EXPENSE)
Realized gain on sale/exchange of cryptocurrencies			92,680	94,149		676,015
Interest income		105,000
Interest expense		(473,064)	(138,725)	(497,768)		(227,376)		(54,137)
Other finance expenses		(544,431)	(260,234)	(1,116,865)		(360,351)		(3,429)
Other expenses, net								(128)
Gain on debt settlements								823,749
Total other expenses, net		(912,495)	(306,279)	(3,449,165)		88,288		766,055
LOSS BEFORE INCOME TAXES		(2,819,073)	(7,058,158)	(18,284,958)		(28,216,352)		(5,342,676)
NET LOSS FROM CONTINUING OPERATIONS				(18,284,958)		(28,216,352)		(5,342,676)
DISCONTINUED OPERATIONS
Loss from discontinued operations, net of applicable income taxes								(30,933,269)
Net gain on sale of discontinued operations, net of applicable income taxes								34,110,454
NET INCOME FROM DISCONTINUED OPERATIONS								3,177,185
NET LOSS		(2,819,073)	(7,058,158)	(18,284,958)		(28,216,352)		(2,165,491)
Less: Net loss attributable to non-controlling interest from discontinued operations								(5,404,881)
Net loss attributable to non-controlling interest from continuing operations				(753,311)
LESS: NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS		(13,742)		(753,311)				(5,404,881)
NET LOSS ATTRIBUTABLE TO BIT ORIGIN LTD		$ (2,805,331)	$ (7,058,158)	(17,531,647)		(28,216,352)		3,239,390
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment								363,880
TOTAL COMPREHENSIVE LOSS				(18,284,958)		(28,216,352)		(1,801,611)
Less: Comprehensive loss attributable to non-controlling interests from discontinued operations								(5,485,241)
Comprehensive loss attributable to non-controlling interests from continuing operations				(753,311)
Comprehensive loss net of tax attributable to noncontrolling interest total				(753,311)				(5,485,241)
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO BIT ORIGIN LTD				$ (17,531,647)		$ (28,216,352)		$ 3,683,630
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic		8,191,177	3,549,353	5,241,577	[1]	3,279,049	[1]	2,016,459	[1]
Diluted		8,191,177	3,549,353	5,241,577		3,279,049		2,016,459
Earnings Per Share [Abstract]
LOSS PER SHARE, BASIC		$ (0.34)	$ (1.99)
LOSS PER SHARE, DILUTED		$ (0.34)	$ (1.99)
(LOSS) EARNINGS PER SHARE - BASIC
Continuing operations	[1]			$ (3.34)		$ (8.61)		$ (2.65)
Discontinued operations	[1]							1.58
(LOSS) EARNINGS PER SHARE - DILUTED
Continuing operations	[1]			$ (3.34)		$ (8.61)		(2.65)
Discontinued operations	[1]							$ 1.58
Cryptocurrencies mining revenue
REVENUES
Total revenues			$ 2,888,482	$ 2,888,482		$ 6,261,091		$ 192,351
COST OF REVENUES
Total cost of revenues			$ 3,833,684	$ 3,833,684		$ 10,826,620		$ 403,384

[1]	Giving retroactive effect to the 1-for-30 reverse share split effected on May 23, 2023